Investments in joint ventures - Transactions between group and its joint ventures (Details) - Joint ventures - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales To Joint Ventures [Abstract]
Sales to related parties	$ 4,212	$ 3,923	$ 2,974
Related party receivable	316	292	180
Purchases from joint ventures [Abstract]
Purchases of goods, related party	1,893	716	959
Related party payables	$ 574	$ 93	$ 84